Supplemental Financial Information - Depreciation, Amortization and Impairment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment		$ 611	$ 609	$ 262
Amortization of intangible assets		1,539	1,507
Depreciation, amortization and impairment		2,173	2,205	517
Software [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets		21	24	26
Other Intangible Assets [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets		1,518	1,483
Amortization of intangible assets	[1]	$ 1,541	$ 1,572	$ 229

[1]	For the period ending December 31, 2017, the amount includes IPR&D impairment charges of $23 million, of which $16 million related to assets acquired from Freescale. For the period ending December 31, 2016, the amount included impairment charges relative to IPR&D acquired as part of the acquisition of Freescale of $89 million.